COMMITMENT (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018
COMMITMENT (Details)
2019	$ 449,326	$ 890,230
2020	655,983	657,083
2021	101,746	101,917
2022	37,820	37,883
2023	37,820	37,883
Thereafter	678,332	717,353
Total	1,998,847	$ 2,442,349
2024	$ 37,820